Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 380,664	$ 343,731	$ 60,505	$ 28,144
Restricted cash	1,905	0
Trading securities	179	231
Prepaid expenses and other current assets	26,802	12,808
Deferred tax assets - current	2,131	858
Total current assets	435,272	374,369
Acquired intangible assets, net	12,310	7,854
Deferred tax assets - noncurrent	745	514
Total assets	689,529	423,958
Current liabilities:
Accrued expenses and other current liabilities	168,546	19,802
Deferred revenue-current	21,049	12,089
Amount due to subsidiaries and VIEs	148	1,025
Total current liabilities	203,714	46,560
Deferred revenue-noncurrent	6,762	5,113
Total liabilities	211,266	52,466
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	420,662	363,021
Statutory reserves	16,075	5,667
Accumulated other comprehensive income	9,114	6,263
(Accumulated deficit) retained earnings	32,061	(4,277)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	478,096	370,853
TOTAL EQUITY	478,263	371,492	2,722	(8,581)
TOTAL LIABILITIES AND EQUITY	689,529	423,958
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]

Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	123	109
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]

Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	61	70
Parent Company [Member]
Current assets:
Cash and cash equivalents	220,236	241,842	25,947	9,553
Restricted cash	300	0
Trading securities	179	231
Prepaid expenses and other current assets	8,416	1,092
Amounts due from subsidiaries and VIEs	29,805	7,988
Deferred tax assets - current	195	0
Total current assets	259,131	251,153
Acquired intangible assets, net	3,923	1,505
Investments in subsidiaries and VIEs	219,380	120,617
Cost method investment	1,379	929
Deferred tax assets - noncurrent	440	457
Total assets	484,253	374,661
Current liabilities:
Accrued expenses and other current liabilities	2,470	821
Deferred revenue-current	730	0
Amount due to subsidiaries and VIEs	1,316	1,316
Total current liabilities	4,516	2,137
Deferred revenue-noncurrent	1,641	1,671
Total liabilities	6,157	3,808
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	420,662	363,021
Statutory reserves	5,667	5,667
Accumulated other comprehensive income	9,114	6,263
(Accumulated deficit) retained earnings	42,469	(4,277)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	478,096	370,853
TOTAL EQUITY	478,096	370,853
TOTAL LIABILITIES AND EQUITY	484,253	374,661
Parent Company [Member] | Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]

Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	123	109
Parent Company [Member] | Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]

Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	$ 61	$ 70